Average Annual Total Returns - FidelityMidCapValueFund-RetailPRO - FidelityMidCapValueFund-RetailPRO - Fidelity Mid Cap Value Fund	Mar. 30, 2024
Fidelity Mid Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	22.62%
Past 5 years	12.90%
Past 10 years	8.10%
Fidelity Mid Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.25%
Past 5 years	11.91%
Past 10 years	6.71%
Fidelity Mid Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.61%
Past 5 years	10.17%
Past 10 years	6.18%
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%